Stock-Based Compensation - Monte Carlo simulation of market award grant (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)	$ 9.92
Term (in years)	7 years
Volatility	55.00%
Risk-free interest rate	1.13%
Dividend yield	0.00%